Related Party Transaction and Balance (Tables)	6 Months Ended
Sep. 30, 2024
Related Party Transaction and Balance [Abstract]
Schedule of Related Party Transaction and Balance	Nature of relationships with related parties
Name	Relationship with the Company
Mr. Huaixi Yang	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
PRO800 Limited (“PRO800”)	Wholly owned by Ms. Junli Yang, the controlling shareholder of the Company
Balance with related parties
	Nature	September 30, 2024	March 31, 2024

Mr. Huaixi Yang	Receivable due from customers – a related party	$1,657,435	$1,548,088